Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net of accumulated depreciation	$ 220,270	$ 216,890	$ 358,396
Convertible notes payable net of discount current	0	0	54,707
Convertible notes payable, net of discount non current	$ 280,700	$ 742	$ 333,107
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	41,572,835	22,172,835	22,172,835
Common Stock, Shares, Outstanding	41,572,835	22,172,835	22,172,835
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		10,000,000	10,000,000
Preferred Stock, Shares Issued		0	100,000
Preferred Stock, Shares Outstanding		0	100,000
Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	40	40	40
Preferred Stock, Shares Outstanding	40	40	40